Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended
	Sep. 30, 2012 Successor	Sep. 30, 2011 Successor	Jan. 25, 2011 Predecessor
Cash flows from operating activities:
Net income (loss)	$ 7,269	$ (12,289)	$ (27,898)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization of intangible assets	38,848	35,639	2,902
Amortization of deferred financing costs and debt issuance costs	2,230	1,864	303
Gain on sale of property, plant and equipment	(475)
Asset impairments	2,205
Fair value step-up of acquired inventory sold		16,376
Debt commitment fees		5,945
Loss on early extinguishment of debt			24,153
Deferred income taxes	13,371	(180)	(18,243)
Excess tax benefits from shared-based payments			(2,661)
Non-cash stock-based compensation expense			13,730
Other non-cash items, net	(992)	(599)	4
Changes in operating assets and liabilities:
Accounts receivable	47,181	(11,868)	7,270
Inventories	(3,088)	(14,988)	(3,707)
Other current assets	(22,929)	(593)	1,323
Accounts payable	11,409	22,596	(11,082)
Accrued expenses and other current liabilities	(15,929)	(20,103)	4,714
Other assets	(1,985)	9,471	419
Related party receivable, net	(13,423)	1,593
Other long-term liabilities	(14,443)	(11,440)	(568)
Net cash provided by (used in) operating activities	49,249	21,424	(9,341)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired		(185,270)
Capital expenditures	(29,867)	(12,091)	(1,571)
Proceeds from sale of property, plant and equipment	1,968	180
Decrease in restricted cash		16,290
Net cash used in investing activities	(27,899)	(180,891)	(1,571)
Cash flows from financing activities:
Issuance of debt	500	1,563
Debt repayments	(4,115)	(3,144)	(2,633)
Payment of deferred financing costs		(20,194)	(920)
Payment of debt commitment fees		(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)		298,500
Issuance of Senior Notes		400,000
Repayment of 2010 Credit Facility		(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest		(360,115)
Equity contribution	38	320,000
Proceeds from exercise of stock options			1,077
Excess tax benefits from share-based payments			2,661
Net cash provided by (used in) financing activities	(3,577)	206,727	185
Effect of exchange rate changes on cash	155	(203)	127
Net increase (decrease) in cash and cash equivalents	17,928	47,057	(10,600)
Cash and cash equivalents at beginning of period	67,697		200,330
Cash and cash equivalents at end of period	$ 85,625	$ 47,057	$ 189,730